Contract Liabilities - Schedule of Contract Liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Current	£ 8,864	£ 4,247
Non-current	63,485	72,501
Total contract liabilities	£ 72,349	£ 76,748	£ 68,379